Sources Of Revenue (Tables)	9 Months Ended
Sep. 30, 2016
Patient Service Revenues by Payor
Patient Service Revenue
	2016	2015

Medicare program	$3.991.859	$3.759.692
Private/alternative payors	3.971.847	3.574.919
Medicaid and other government sources	465.610	398.912
Hospitals	750.233	673.721
Total patient service revenue	$9.179.549	$8.407.244